Trade and other payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Trade and other payables.
Trade payables due to third parties	$ 13,805	$ 927	$ 604
Trade payables due to related parties	15,484
Advances received	12,251
Accrued expenses	18,889
Interest payable	1,673
Mining royalty	1,652
Trade and other payables	$ 63,754	$ 927	$ 604
Average payment period of trade payables	23 days